Business Combinations	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
4.  Business Combinations

(a)	Acquisition of Prins Autogassystemen Holding B.V.

On December 2, 2014 (“the acquisition date”), the Company acquired 100% of the outstanding shares of Prins Autogassystemen Holding B.V. (“Prins”) for a base purchase price of EUR 12,200 ($15,017). The Company paid cash of EUR 2,500 ($3,112) and assumed debt of EUR 9,700 ($11,905). The results of Prins's consolidated operations have been included since December 2, 2014. Prins is a world leader in the development of alternative fuel systems and provides cost-effective and innovative solutions for a wide range of engine types.

The Company recognized $342 of acquisition related costs in General and Administrative expense under the Corporate and Technology Investments segment during the year ended December 31, 2014.

The estimated fair values of assets acquired and liabilities assumed are provisional and are based on the information that was available as of the acquisition date to estimate the fair value of assets acquired and liabilities assumed. The Company believes that information provides a reasonable basis for estimating the fair values of assets acquired and liabilities assumed, but the Company is waiting for additional information necessary to finalize those fair values. Therefore, the provisional measurements of fair value reflected are subject to change and such changes could be significant. The Company expects to finalize the valuation and complete the purchase price allocation as soon as practicable but no later than one year from the acquisition date.

Consideration allocated to:
Other tangible assets, including cash of $61	$13,138
Property, plant and equipment	3,824
Intangible assets subject to amortization over 5 years	3,024
Goodwill	3,221
Total assets acquired	$23,207

Less:
Current liabilities	7,211
Deferred income tax liabilities	979
Debt assumed (note 13b and c)	11,905
$20,095

Total net assets acquired	$3,112

Consideration:
Paid to sellers	$3,112

Intangible Assets

The fair value of intangible assets is $3,024 and is assigned to customer relationships.  The intangible assets will be amortized over their estimated useful life of 5 years.

Inventory

The fair value of $4,975 assigned to inventory was based on estimated selling prices and selling costs associated with the inventory.

Goodwill

Of the total consideration paid, $3,221 has been allocated to goodwill. The entire goodwill recognized is assigned to the Applied Technologies and is not deductible for tax purposes.

Land and Building

The fair value of $3,824 assigned to land and building was based on valuations of similar buildings in the area and will be amortized over its estimated useful life of 15 years.

The consolidated financial statements reflect consolidated revenue and net loss for Prins of $1,196 and $(301), respectively, from December 2, 2014 to December 31, 2014.

Pro forma results

The following unaudited supplemental pro forma information presents the consolidated financial results as if the acquisition of Prins had occurred on January 1, 2013.  This supplemental pro forma information has been prepared for comparative purposes and does not purport to be indicative of what would have occurred had the acquisition been made on January 1, 2013, nor are they indicative of any future results.

	Years ended December 31,
	2014	2013
Revenue
Revenue for the period	$130,569	$164,032
Add: BAF - see (note 4(b))	—	7,249
Add: Prins	30,993	30,885
Pro forma revenue for the period	$161,562	$202,166

Net Loss
Net loss for the period	$(149,618)	$(185,410)
Add: BAF - see (note 4(b))	—	(4,038)
Add: Prins	91	9,164
Pro forma net loss for the period	$(149,527)	$(180,284)

These amounts have been calculated after applying the Company’s accounting policies and adjusting the results of Prins to reflect the additional depreciation and amortization that would have been charged assuming the fair value adjustments to property, plant and equipment and intangible assets had been applied on January 1, 2013, together with the consequential tax effects.

(b)	Acquisition of BAF Technologies, Inc. (“BAF”):

On June 28, 2013 (“the acquisition date”), the Company acquired 100% of the outstanding common shares of BAF and its subsidiary, ServoTech Engineering, Inc. (“ServoTech”) from Clean Energy Fuels Corp. (“Clean Energy”). The results of BAF’s consolidated operations have been included since July 1, 2013 in these consolidated financial statements in the On-Road Systems segment. BAF is a natural gas vehicle business that supports customers with vehicle conversions under Ford’s Qualified Vehicle Modifier (“QVM”) program. ServoTech is an engineering company that provides a total engineering solution from initial concept phase to prototype hardware and validation.

Pursuant to the Stock Purchase Agreement, the acquisition was settled with 816,460 of the Company’s common shares. The number of shares transferred was determined using the 10-day volume weighted average price (VWAP) per share prior to and including the acquisition date ($30.62 per share). Of the 816,460 common shares, 718,485 shares, with a fair value of $24,091, were issued on the acquisition date and 97,975 shares (“Holdback shares”), with a fair value of $3,285, were issued. The fair value of the shares transferred or to be transferred was determined by the closing share price on the acquisition date ($33.53 per share).

As part of the business acquisition, the Company entered into a marketing agreement (“Marketing Agreement”) with Clean Energy, effective on the acquisition date for a period of two years. The Company was required to make a cash payment of $5,000 to Clean Energy in March 2014. Under the terms of the Marketing Agreement, Clean Energy will provide products and services to the Company.

The products and services received pursuant to the Marketing Agreement have been accounted for as a separate transaction from the business combination and the Company has determined the fair value of these products and services to be $2,678. The fair value has been allocated to the products and services and will be recognized when the goods are received and services performed. The fair value of the products and services of the Marketing Agreement was determined using Level 1 and Level 2 inputs.

The excess of the consideration payable of $5,000 and the fair value of the goods and services to be received separate from the business combination of $2,322 has been included as purchase consideration for the acquisition of BAF.

The following table summarizes management’s final fair market valuation of the assets acquired and liabilities assumed at the acquisition date based on the results of a valuation report issued by a third-party valuation firm.

Consideration allocated to:
Other tangible assets, including cash of $1,178	$9,116
Property, plant and equipment	905
Intangible assets subject to amortization over 3 to 10 years	7,729
Goodwill	18,542

Total assets acquired	36,292
Less: total liabilities	(6,594)

Total net assets acquired	$29,698

Consideration:
Payable to Clean Energy	$2,322
Common shares issued	24,091
Common shares to be issued	3,285

$29,698

The Company recognized $493 of acquisition related costs in General and Administrative expense under the Corporate and Technology Investments segment during the year ended December 31, 2013.

Intangible Assets

The fair values for specifically identifiable intangible assets by major asset class are as set forth below.

		Weighted average
	Assigned fair value	amortization period
Customer relationships	$6,350	8 years
Core technology	160	10 years
Other intangibles	1,219	3 years
Total	$7,729	7 years

Inventory

The fair value of $5,792 assigned to inventory was based on assumptions about the selling prices and selling costs associated with the inventory.

Deferred Income taxes

The Company recognized a deferred income tax liability of $296 relating to the difference in book and tax bases of acquired assets.

Goodwill

Of the total consideration paid, $18,542 has been allocated to goodwill.  The entire goodwill amount recognized is assigned to the On-Road Systems segment.  The goodwill recognized is attributable primarily realizing expected synergies that are specific to the Company’s business.  The goodwill is not deductible for tax purposes.

The consolidated financial statements reflect consolidated revenue and net loss for BAF of $17,097 and $3,512, respectively, from June 28, 2013 to December 31, 2013.

pro froma results

The following unaudited supplemental pro forma information presents the consolidated financial results as if the acquisition of BAF had occurred on January 1, 2012.  This supplemental pro forma information has been prepared for comparative purposes and does not purport to be indicative of what would have occurred had the acquisition been made on January 1, 2012, nor are they indicative of any future results.

	Years ended December 31,
	2013	2012
Revenue	$171,281	$181,972
Net loss	$(189,448)	$(100,946)

These amounts have been calculated after applying the Company’s accounting policies and adjusting the results of BAF to reflect the additional depreciation and amortization that would have been charged assuming the fair value adjustments to property, plant and equipment and intangible assets had been applied on January 1, 2012, together with the consequential tax effects.